Commitments and contingencies: (Table)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies:
Schedule of future payments

		ASUR
	Mexico	Commercial
Up to one year	$4,357	$1,405,648
Between one and two years	15,975	865,612
Total	$20,332	$2,271,260

Schedule or investment commitments

Period	Amount
2026	Ps.	7,237,500
2027		5,163,300
2028		6,695,100
	Ps.	19,095,900	(1)

(1)Figures adjusted as of December 31, 2025 based on the Construction Price Index (IPCO) in accordance with the terms of the MDP.